Condensed Balance Sheets (Parenthetical)			12 Months Ended
	Feb. 02, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 shares	Dec. 07, 2020 shares	Nov. 30, 2020 shares	[1]
Preferred stock, Par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized		1,000,000	1,000,000	1,000,000
Preferred stock, issued		0	0	0
Preferred stock, outstanding		0	0	0
Founder Shares [Member]
Founder shares outstanding	6,900,000	6,900,000	6,900,000
Founder shares issued	6,900,000	6,900,000	6,900,000
Stock split effected	0.012	0.012	0.012
Common Class A [Member]
Common stock subject to possible redemption		27,600,000	27,600,000	27,600,000
Common stock per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized		200,000,000	200,000,000	200,000,000
Common stock, Issued		0	0	27,600,000
Common stock, outstanding		0	0	27,600,000
Temporary Equity, Redemption Price Per Share | $ / shares				$ 10
Founder shares outstanding		0	0		0
Common Class B [Member]
Common stock per share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized		20,000,000	20,000,000	20,000,000
Common stock, Issued		6,900,000	6,900,000	6,900,000		5,750,000
Common stock, outstanding		6,900,000	6,900,000	6,900,000		5,750,000
Founder shares outstanding		6,900,000	6,900,000	6,900,000	6,900,000		0
Common Class B [Member] | Shares Subject To Forfeiture [Member] | Over-Allotment Option [Member]
Founder shares outstanding		900,000	900,000

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).